Property, Plant and Equipment, Net - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Depreciation [member]
Disclosure of detailed information about property, plant and equipment (line items]
Estimated increase in depreciation expense due to effect of change in depreciable lives	¥ 4,045
IPTV equipment [member]
Disclosure of detailed information about property, plant and equipment (line items]
Estimated useful or depreciable lives of property, plant and equipment	5 years	10 years
CDN equipment [member]
Disclosure of detailed information about property, plant and equipment (line items]
Estimated useful or depreciable lives of property, plant and equipment	5 years	10 years
Corporate information system equipment [member]
Disclosure of detailed information about property, plant and equipment (line items]
Estimated useful or depreciable lives of property, plant and equipment	5 years	10 years